Brandes International Equity Fund
Brandes International Equity Fund
Investment Objective
The Brandes International Equity Fund (the “International Equity Fund” or “Fund”) seeks long term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the International Equity Fund.  You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $25,000 in the Brandes Funds.  More information about these and other discounts is available from your financial professional and in the section titled, “Shareholder Information” on page 63 of the Prospectus and “Additional Purchase and Redemption Information” on page B-78 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Brandes International Equity Fund		Class A		Class C		Class E		Class I	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%		none		none	[1]	none	none
Maximum Deferred Sales Charge (Load)		none	[2]	1.00%	[3]	none	[1]	none	none
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
[1]	Effective October 1, 2015, the Class E Shares for the International Equity Fund were closed to new investors. Accordingly, as of that date the Fund discontinued all sales of Class E Shares, except shares purchased: (1) through the reinvestment of dividends and distributions; and (2) by retirement plans (other than traditional IRAs, SIMPLE IRAs, Roth IRAs, SEP plans and SARSEP plans) that have already selected the Fund as an investment option. The Fund may relax this restriction on sales of shares at the discretion of the Board of Trustees from time to time.
[2]	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% on amounts of less than $4 million, 0.50% on amounts of at least $4 million but less than $10 million and 0.25% on amounts of at least $10 million, if redeemed within one year from the date of purchase.
[3]	A charge of 1.00% will be imposed on Class C shares redeemed within one year of purchase by any investor.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Brandes International Equity Fund		Class A	Class C	Class E [1]	Class I	Class R6
Management Fees		0.80%	0.80%	0.80%	0.80%	0.80%
Distribution (12b-1) Fees		0.25%	0.75%	none	none	none
Shareholder Servicing Fees		none	0.25%	0.25%	none	none
Other Expenses	[2]	0.13%	0.13%	0.13%	0.18%	0.13%
Total Other Expenses		0.13%	0.38%	0.38%	0.18%	0.13%
Total Annual Fund Operating Expenses		1.18%	1.93%	1.18%	0.98%	0.93%
Less: Fee Waiver and/or Expense Reimbursement		none	none	none	0.02%	0.11%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[3]	1.18%	1.93%	1.18%	1.00%	0.82%
[1]	Effective October 1, 2015, the Class E Shares for the International Equity Fund were closed to new investors. Accordingly, as of that date the Fund discontinued all sales of Class E Shares, except shares purchased: (1) through the reinvestment of dividends and distributions; and (2) by retirement plans (other than traditional IRAs, SIMPLE IRAs, Roth IRAs, SEP plans and SARSEP plans) that have already selected the Fund as an investment option. The Fund may relax this restriction on sales of shares at the discretion of the Board of Trustees from time to time.
[2]	"Other Expenses" have been restated to reflect current expenses. In addition, "Other Expenses" for Class I shares includes 0.05% of class-specific sub-transfer agency fees.
[3]	The Advisor has contractually agreed to limit the International Equity Fund's Class A, Class C, Class E, Class I and Class R6 annual operating expenses (excluding acquired fund fees and expenses, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation), including repayment of previous waivers, to 1.20% for Class A and Class E, 1.95% for Class C, 1.00% for Class I and 0.82% for Class R6, as percentages of the respective Fund classes' average daily net assets through January 31, 2017 (the "Expense Caps"). The Expense Caps may be terminated at any time by the Board of Trustees upon 60 days' written notice to the Advisor. The Advisor is permitted, with Board approval, to be reimbursed for fee reductions and/or expense payments made in the prior three years with respect to any Class of the Fund. The Advisor may request reimbursement if the aggregate amount paid by the Fund toward operating expenses for the Class for the fiscal year (taking into account the reimbursement) does not exceed the Expense Cap with respect to such Class or any lower expense cap for the Class in effect at the time of the reimbursement.

Example
This Example is intended to help you compare the costs of investing in the International Equity Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Brandes International Equity Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	688	928	1,187	1,924
Class C	296	606	1,042	2,254
Class E	120	375	649	1,432
Class I	102	314	544	1,203
Class R6	84	285	504	1,133

You would pay the following expenses if you did not redeem your Class C shares:
Expense Example No Redemption	1 Year	3 Years	5 Years	10 Years
Brandes International Equity Fund | Class C | USD ($)	196	606	1,042	2,254

Portfolio Turnover
The International Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 27.50% of the average value of its portfolio.

Principal Investment Strategies
The International Equity Fund invests principally in equity securities of foreign companies.  These companies generally have market capitalizations (market value of publicly traded securities) greater than $5 billion.  A foreign company is determined to be “foreign” on the basis of its domicile, its principal place of business, its primary stock exchange listing, and/or the source of its revenues.  Under normal market conditions, the Fund invests at least 80% of its net assets measured at the time of purchase in equity securities of issuers located in at least three countries outside of the United States.  Equity securities include common and preferred stocks, warrants and rights.  Up to 30% of the Fund’s total assets, measured at the time of purchase, may be invested in securities of companies located in emerging market countries (including frontier market countries).

Brandes Investment Partners, L.P., the International Equity Fund’s investment advisor (the “Advisor”), uses the principles of value investing to analyze and select equity securities for the Fund’s investment portfolio.  When buying equity securities, the Advisor assesses the estimated “intrinsic” value of a company based on data such as a company’s earnings, cash flow generation, and/or asset value of the underlying business.  By choosing securities that are selling at a discount to the Advisor’s estimates of their share of the company’s intrinsic business value, the Advisor seeks to establish an opportunity for long-term capital appreciation.  The Advisor may sell a security when its price reaches a target set by the Advisor, the Advisor believes that other investments are more attractive, or for other reasons.

Principal Investment Risks
Because the values of the International Equity Fund’s investments will fluctuate with market conditions, so will the value of your investment in the Fund.  You could lose money on your investment in the Fund, or the Fund could underperform other investments.  Principal risks of the International Equity Fund are as follows:

•
Currency Risk – Because the International Equity Fund invests in securities denominated in foreign currencies, the U.S. dollar values of its investments fluctuate as a result of changes in foreign exchange rates.  Such changes will also affect the Fund’s income.

•
Foreign Securities Risk – The performance of foreign securities depends on the political and economic environments and other overall economic conditions in the countries where the International Equity Fund invests.

•
Emerging Markets Risk – Emerging markets involve greater risk and volatility than more developed markets. Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Certain of these currencies have experienced, and may experience in the future, substantial fluctuations or a steady devaluation relative to the U.S. dollar. Certain emerging markets are sometimes referred to as “frontier markets.” Frontier markets, the least advanced capital markets in the developing world, are among the riskiest markets in the world in which to invest. Frontier markets have the fewest number of investors and investment holdings and may not even have stock markets on which to trade. Investments in this sector are typically illiquid, nontransparent and subject to very low regulation levels as well as high transaction fees, and may also contain substantial political and currency risk.

•	Stock Risk – The values of the International Equity Fund’s investments fluctuate in response to the activities of individual companies and general stock market and economic conditions.

•
Value Securities Risk – The International Equity Fund invests in value securities, which are securities the Advisor believes are undervalued for various reasons, including but not limited to as a result of adverse business, industry or other developments, or are subject to special risks, or limited market understanding of the issuer’s business, that have caused the securities to be out of favor.  It may take longer than expected for the prices of these securities to increase to the anticipated value, or they may never increase to that value or may decline.  In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

•
Value Style Risk – Value style of investing has caused the Fund’s performance to deviate from the performance of market benchmarks and other managers for substantial periods of time and may do so in the future.

Performance
The following performance information shows you how the International Equity Fund has performed and provides some indication of the risks of investing in the Fund by showing how its performance has varied from year to year.  The bar chart shows changes in the yearly performance of the Fund’s Class I shares since its inception.  The table below compares the Fund’s total return over time to a broad-based securities index.  The chart and table assume reinvestment of dividends and distributions.  Of course, past performance, before and after taxes, does not indicate how the Fund will perform in the future.  Updated performance is available on the Fund’s website at www.brandesfunds.com.

Brandes International Equity Fund Year-by-Year Total Returns as of December 31, for Class I Shares

Best Quarter	Q2	2009	23.19%
Worst Quarter	Q4	2008	-17.86%

Brandes International Equity Fund Average Annual Total Returns For periods ending December 31, 2015
Average Annual Returns - Brandes International Equity Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class A	Class A Shares – Return Before Taxes	(7.33%)	1.69%	1.48%
Class C	Class C Shares – Return Before Taxes	(3.34%)	2.07%	1.29%
Class E	Class E Shares – Return Before Taxes	(1.66%)	2.84%	2.10%
Class R6	Class R6 Shares – Return Before Taxes	(1.44%)	3.05%	2.28%
Class I	Class I Shares – Return Before Taxes	(1.44%)	3.05%	2.28%
After Taxes on Distributions | Class I	Class I Shares – Return After Taxes on Distributions	(1.78%)	2.88%	1.70%
After Taxes on Distributions and Sale of Fund Shares | Class I	Class I Shares – Return After Taxes on Distributions and Sale of Fund Shares	(0.10%)	2.86%	2.41%
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	(0.81%)	3.60%	3.03%

The International Equity Fund commenced operations in 1997.  Prior to October 6, 2008, the Fund had only one class of shares (currently designated as Class I Shares).  Class E shares commenced operations on October 6, 2008.  Performance shown prior to the inception of Class E shares reflects the performance of Class I shares restated to reflect Class E expenses.  Class A shares commenced operations on January 31, 2011, but prior to January 31, 2013, Class A shares were known as Class S shares.  (Class A shares have the same operating expenses as Class S shares.)  Performance shown prior to January 31, 2011 for Class A shares reflects the performance of Class I shares restated to reflect Class A sales loads and expenses.  Class C shares commenced operations on January 31, 2013.  Performance shown prior to the inception of Class C shares reflects the performance of Class I shares restated to reflect Class C expenses.  Performance of Class R6 shares shown prior to the inception of Class R6 shares on February 1, 2016, reflects the performance of Class I shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are exempt from tax or hold their Fund shares through tax-advantaged accounts such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for Class I shares only.  After-tax returns for other Classes will vary.

“Return After Taxes on Distributions” may be higher than the “Return Before Taxes” figures because the Fund receives dividends on securities that are net of foreign taxes. Such taxes may be eligible for pass through of foreign tax credits.  Shareholders can use the foreign tax credits to reduce their tax liabilities.  With a reduced tax liability, the shareholders are then able to reinvest more of the dividends allowing for a higher return. The “Return After Taxes on Distributions and Sale of Fund Shares” is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.